Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2019
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Summary of Significant Accounting Policies
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2019, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
Significant Accounting Policies
The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2019, except as described below.
On April 1, 2019, the Group started to apply fair value hedge accounting in order to reflect on its consolidated financial statements the effect of risk management activities to mitigate the risk of changes in the fair value of certain fixed rate
debt securities in issue and borrowings arising from changes in interest rates. The Group designates interest rate swaps as hedging instruments. The gain or loss on the hedging instrument is recognized in the consolidated income statements. The hedging gain or loss on the hedged item adjusts the carrying amount of the hedged item, and is recognized in the consolidated income statements. If the hedge no longer meets the criteria for hedge accounting for reasons other than the derecognition of the hedged item, the adjustment to the carrying amount of the hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity of the hedged item. When the hedged item is derecognized, the adjustment is recognized immediately in the consolidated income statements. For further information about hedge accounting, see Note 5 “Derivative Financial Instruments and Hedge Accounting—Hedge accounting.”
IFRS 16 “Leases”
On April 1, 2019, the Group adopted IFRS 16 “Leases,” which replaces IAS 17 “Leases” and other related interpretations.

IFRS 16 eliminates a lessee’s classification of leases as either operating leases or finance leases and introduces a single lessee accounting model, requiring a lessee to recognize a lease liability and right of use asset. A lessor continues to classify its leases as operating leases or finance leases, and to account for them differently.
The primary impact of IFRS 16 adoption is where the Group is a lessee in contracts for land and buildings which were off-balance sheet under IAS 17. The recognition and measurement of leases that the Group
previously classified as finance leases as a lessee has not changed on the transition to IFRS 16. The Group’s accounting as a lessor under IFRS 16 has not substantially changed from its approach under IAS 17.
Accounting policy as Lessee
Under IFRS 16, the Group assesses whether the contract is, or contains, a lease at the inception of a contract. A lease is a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
At the commencement date, the Group recognizes a lease liability and measures it at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, or the Group’s incremental borrowing rate if the interest rate implicit in the lease cannot be readily determined. After the commencement date, the Group measures the lease liability by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made. The lease liabilities are included in “Borrowings” in the consolidated statement of financial position.
The Group also recognizes a right of use asset and measures it at cost at the commencement date. The cost of the right of use asset comprises the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received and any initial direct costs incurred.
After the commencement date, the Group measures the right of use asset applying a cost model. The right of use asset is depreciated from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The lease term is determined as the non-cancellable
period of a lease together with both periods covered by an option to extend the lease if the Group is reasonably certain to exercise that option and an option to terminate the lease if the Group is reasonably certain not to exercise that option. The right of use asset is included in “Property, plant and equipment” and “Intangible assets” in the consolidated statement of financial position, and it is presented within the same line item as that within which the corresponding underlying assets would be presented if they were owned.
Effect of Adoption of New and Amended Accounting Standards
The Group adopted the standard retrospectively using the modified retrospective approach by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 16. In this approach, a lease liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate at
April 1
,
2019. The Group applied the following transition options available under the approach:

•	measuring a right of use asset at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments related to that lease ;

•	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review ; and

•	using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
The Group also elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 were not reassessed for whether there is a lease under IFRS 16.

The following table shows the effect of the adoption of IFRS 16 on the Group’s consolidated financial statements.

(In millions)
Effect of adoption of IFRS 16 on consolidated statement of financial position
Assets:
Property, plant and equipment	¥380,632
Intangible assets	11,755
Other assets	(3,790)

Total assets	¥388,597

Liabilities:
Borrowings	388,612
Other liabilities	(15)

Total liabilities	¥388,597

Total equity	—

Total equity and liabilities	¥388,597

The following table reconciles the operating lease commitments disclosed in the Group’s consolidated financial statements under IAS 17 at March 31, 2019 to the lease liabilities recognized under IFRS 16 at April 1, 2019.

(In millions)
Operating lease commitments at March 31 , 2019	¥320,331
Adjustments as a result of a different treatment of extension and termination options	82,550
Discounted at a weighted average rate of 0.55% at April 1, 2019	(14,269)
Lease liabilities due to the adoption of IFRS 16, recognized at April 1, 2019	388,612
Lease liabilities from finance leases at March 31 , 2019	30,379

Total lease liabilities recognized at April 1, 2019	¥418,991

For the six months ended September 30, 2019, a number of amendments to standards other than the above have become effective; however, they have not resulted in any material impact on the Group’s interim consolidated financial statements.
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Definition of a Business (Amendments to IFRS 3)
In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” to clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. The amendments are effective for annual periods beginning on or after January 1, 2020. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Definition of Material (Amendments to IAS 1 and IAS 8)
In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to clarify the definition of material and how it should be applied by including in the definition guidance that had featured elsewhere in IFRS. The updated definition of material makes it easier for entities to decide whether information should be included in their financial statements. The amendments are effective for annual periods beginning on or after January
1
, 2020.
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
In September 2019, the IASB issued “Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39 and IFRS 7” in response to the reform of interest-rate benchmarks such as interbank offered rates (“IBORs”). The amendments modify some specific hedge accounting requirements to provide relief from potential effects of the uncertainty caused by the IBOR reform. The amendments also require entities to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The Group is currently assessing the effects and timing of the adoption of the amendments.
IFRS 17 “Insurance Contracts”
In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost. The standard is currently effective for annual periods beginning on or after January 1, 2021. The IASB has voted on delaying the mandatory application date by one year but it has not been approved yet. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.